Licensing Agreements	12 Months Ended
Apr. 30, 2014
Licensing Agreements [Abstract]
Licensing Agreements Disclosure [Text Block]
Note 6. Licensing Agreements

In February 2010, the Company entered into an exclusive option agreement with a Canadian company. The option agreement granted the Company the exclusive right to review Irinophore C, a nanoparticle drug compound, for the treatment of various forms of cancer, including melanoma, prostate, breast, and lung cancer. On June 26th, 2014 the Company terminated its exclusive option agreement.